INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Mar. 31, 2021 USD ($) vessel	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) jackUpRig shares	Dec. 31, 2021 USD ($) vessel shares
Debt Securities, Available-for-sale [Line Items]
Realized gain (loss)			$ 0	$ 5,190
Unrealized gain/(loss)			(1,912)	8,389
ADS Maritime Holding
Debt Securities, Available-for-sale [Line Items]
Realized gain on investments		$ 700			$ 700
Final dividend distribution					$ 8,800
Number of vessels sold | vessel		2			2
Disposition of investment					$ 800
Corporate Bond Securities, NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of debt and equity securities				4,700
Accumulated unrealized gain (loss)				500
Corporate Bond Securities, NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of debt and equity securities				$ 9,600
Accumulated unrealized gain (loss)					$ (300)
Redemption price, percentage				12.00%	12.00%
Number of jack up rigs | jackUpRig				5
Corporate Bond Securities, NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Accumulated unrealized gain (loss)					$ 0
Redemption price, percentage					7.50%
Realized gain (loss)				$ 4,700
Aggregate impairment charge					$ 800
Common stock - NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss)			$ (1,900)	$ 5,800
Investment owned (in shares) | shares			1.3	1.3
Foreign exchange gain (loss)			$ (300)	$ 200
Common Stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Forward contract to repurchase shares (shares) | shares	1.4			1.4	1.4
Security borrowed, repurchase price				$ 16,700
Forward contract shares, purchase price					$ 16,400
Extinguishment of debt, amount	$ 15,600
Realized gain on investments				4,600
Unrealized gain/(loss)				$ 2,600	$ 1,200